Derivative Financial Instruments - Additional Information (Details) - Not Designated as Hedging Instruments € in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Interest Rate Swap
Derivative Instruments Gain Loss [Line Items]
Derivative, notional amount	$ 6.3	€ 5.8	$ 7.0	€ 6.3	$ 9.0	€ 7.9
Foreign Exchange Forward
Derivative Instruments Gain Loss [Line Items]
Derivative, notional amount					$ 7.1